OTHER OPERATING INCOME, NET (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
OTHER OPERATING INCOME
Amount of trade and other payable exempted from repayment	¥ 120,400
Waiver of operating payables	¥ 73,747	¥ 2,010